UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: March 31, 2009"

Institutional Investment Manager Filing this Report:

Name:	"Twele Capital Management, Inc."
Address:	P.O. Box 4209
	"Hopkins, MN  55343"
13F File Number:	28-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Maressia Twele
Title:	Chief Financial Officer
Phone:	952-807-5095

"Signature,"	"Place,"
Maressia Twele	"Minnetonka, Minnesota"

Date of Signing:	April 6, 2009

Report Type:	13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	36
Form 13F Information Table Value Total:	$ 95,233

															VOTING_AUTHORITY
ISSUER				CLASS		CUSIP		VALUE	QUANTITY SH_PN	OPTIONS	INV_DISC	MGRS	SOLE	SHARED	NONE
------				-----		-----		-----	-------- -----	-----	-------		----	----	------	----
BLACKROCK INSD MUN INCOME TR	COM		092479104	334	29000	SH		SOLE			0	0	29000
ISHARES TR			DJ SEL DIV INX	464287168	6684	213473	SH		SOLE			163415	0	50058
ISHARES TR			BARCLAYS TIPS B	464287176	7413	72150	SH		SOLE			64930	0	7220
ISHARES TR			S&P 500 INDEX	464287200	1322	16610	SH		SOLE			12800	0	3810
ISHARES TR			BARCLAYS US AGG 464287226	13239	130470	SH		SOLE			125350	0	5120
ISHARES TR			MSCI EMERG MKT	464287234	2747	110718	SH		SOLE			72990	0	37728
ISHARES TR			IBOXX INV CPBD	464287242	7866	83571	SH		SOLE			67336	0	16235
ISHARES TR			BARCLAYS 20+ YR 464287432	2884	27281	SH		SOLE			21029	0	6252
ISHARES TR			BARCLAYS 7-10 YR464287440	3854	39902	SH		SOLE			31173	0	8729
ISHARES TR			MSCI EAFE IDX	464287465	2601	69195	SH		SOLE			49600	0	19595
ISHARES TR			S&P MIDCAP 400	464287507	3773	77521	SH		SOLE			59100	0	18421
ISHARES TR			COHEN&ST RLTY	464287564	1958	70544	SH		SOLE			62600	0	7944
ISHARES TR			RUSSELL1000VAL	464287598	2214	54322	SH		SOLE			47570	0	6752
ISHARES TR			RUSSELL1000GRW	464287614	2249	64116	SH		SOLE			56360	0	7756
ISHARES TR			RUSL 2000 VALU	464287630	401	10183	SH		SOLE			0	0	10183
ISHARES TR			S&P SMLCAP 600	464287804	3364	92469	SH		SOLE			76500	0	15969
ISHARES TR			S&P NATL MUN B	464288414	886	8890	SH		SOLE			0	0	8890
ISHARES TR			HIGH YLD CORP	464288513	10023	147833	SH		SOLE			131800	0	16033
ISHARES TR			US PFD STK IDX	464288687	3086	135390	SH		SOLE			110870	0	24520
ISHARES TR			RSSL MCRCP IDX	464288869	1819	69078	SH		SOLE			57600	0	11478
KAYNE ANDERSON MLP INVSMNT C	COM		486606106	1853	93220	SH		SOLE			57642	0	35578
NUVEEN INS FL TX FR ADV MUN	COM		670655109	125	11000	SH		SOLE			0	0	11000
VANGUARD BD INDEX FD INC	TOTAL BND MRKT	921937835	2554	33100	SH		SOLE			32900	0	200
VANGUARD TAX-MANAGED FD		EUROPE PAC ETF	921943858	2190	95172	SH		SOLE			88250	0	6922
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042858	1713	72700	SH		SOLE			67400	0	5300
VANGUARD INDEX FDS		MID CAP ETF	922908629	1516	38420	SH		SOLE			36200	0	2220
VANGUARD INDEX FDS		GROWTH ETF	922908736	1003	26835	SH		SOLE			25100	0	1735
VANGUARD INDEX FDS		SMALL CP ETF	922908751	592	16176	SH		SOLE			14500	0	1676
BLACKROCK MUNYIELD INSD FD I	COM		09254E103	446	41000	SH		SOLE			0	0	41000
BLACKROCK  INS MUNIV INC INV	COM		09250G102	188	17000	SH		SOLE			0	0	17000
BLACKROCK MUNIHOLDINGS FD IN	COM		09253N104	150	13000	SH		SOLE			0	0	13000
DELAWARE INV MN MUN INC FD I	COM		24610V103	192	17100	SH		SOLE			0	0	17100
EATON VANCE INS MUN BD FD	COM		27827X101	572	53000	SH		SOLE			0	0	53000
NFJ DIVID INT & PREM STRTGY	COM SHS		65337H109	1280	127960	SH		SOLE			77900	0	50060
NUVEEN INSD DIVID ADVANTAGE	COM		67071L106	466	38000	SH		SOLE			0	0	38000
WISDOMTREE TRUST		DIVID TOP 100	97717W406	1676	62907	SH		SOLE			59950	0	2957